Directors and Senior Management (Tables)	12 Months Ended
Dec. 31, 2018
Text Block1 [Abstract]
Summary of Remuneration of Directors of the Company
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Remuneration of Directors of the Company	$ million
	2018	2017	2016
Emoluments	12	11	10
Value of released awards under long-term incentive plans	20	5	8
Employer contributions to pension plans	1	1	1

Summary of Directors and Senior Management Expenses

Directors and Senior Management expense	$ million
	2018	2017	2016
Short-term benefits	26	23	21
Retirement benefits	3	3	3
Share-based compensation	14	17	15
Termination and related amounts	—	3	4
Total	43	46	43